Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment, Net

	2019	2018
Equipment and software, including equipment purchased under capital leases of $6 and $17 at December 31, 2019 and 2018, respectively	$260	$1,555
Leasehold improvements	33	786
Furniture and fixtures	43	182
	336	2,523
Less accumulated depreciation, including accumulated depreciation for equipment purchased under capital leases of $3 and $13 at December 31, 2019 and 2018, respectively	(266)	(2,394)
	$70	$129